Commitments and Contingencies (Details Narrative) - USD ($)		9 Months Ended
	Feb. 06, 2021	Sep. 30, 2023	Sep. 30, 2022	Apr. 30, 2023	Mar. 29, 2023	Dec. 31, 2022
Houston Pharmaceuticals [Member]
Product Liability Contingency [Line Items]
Cost of goods and services sold		$ 0	$ 41,075
Officers [Member]
Product Liability Contingency [Line Items]
Cash bonuses approved					$ 550,750
Scientific Advisory Board [Member]
Product Liability Contingency [Line Items]
Labour and related expense		0	76,087
Mr Hsu Scientific Advisory Board [Member]
Product Liability Contingency [Line Items]
Accrued related to compensation		151,584
Houston Pharm [Member] | Technology Rights Agr [Member]
Product Liability Contingency [Line Items]
Royalty income, nonoperating		37,500	262,500
Pum [Member]
Product Liability Contingency [Line Items]
Accounts receivable		197,605		$ 196,303		$ 1,302
U T M D A C C [Member] | Patent And Technology License Agr [Member]
Product Liability Contingency [Line Items]
License fee		$ 45,092	$ 49,607
Mr Climaco [Member]
Product Liability Contingency [Line Items]
Annual base salary	$ 525,000